Tangible Fixed Assets, Vessels Under Construction and Vessel Held Under Finance Lease (Tables)	6 Months Ended
Jun. 30, 2018
Tangible Fixed Assets, Vessels Under Construction and Vessel Held Under Finance Lease
Schedule of movements in tangible fixed assets, vessels under construction and vessel held under finance lease

	Vessels	Office property and other tangible assets	Total tangible fixed assets	Vessels under construction	Vessel held under finance lease
Cost
As of January 1, 2018	4,217,866	19,224	4,237,090	166,655	228,523
Additions	33,225	3,758	36,983	564,211	145
Transfer from vessels under construction	639,260	—	639,260	(639,260)	—
Transfer under "Other non-current assets"	—	—	—	(1,650)	—
Fully amortized fixed assets	(5,000)	—	(5,000)	—	—

As of June 30, 2018	4,885,351	22,982	4,908,333	89,956	228,668

Accumulated depreciation
As of January 1, 2018	460,815	3,709	464,524	—	14,194
Depreciation expense	70,104	410	70,514	—	3,828
Fully amortized fixed assets	(5,000)	—	(5,000)	—	—

As of June 30, 2018	525,919	4,119	530,038	—	18,022

Net book value
As of December 31, 2017	3,757,051	15,515	3,772,566	166,655	214,329

As of June 30, 2018	4,359,432	18,863	4,378,295	89,956	210,646

Schedule of vessels under construction

	December 31, 2017	June 30, 2018
Progress shipyard installments	153,116	85,023
Onsite supervision costs	10,570	4,260
Critical spare parts, equipment and other vessel delivery expenses	2,969	673

Total	166,655	89,956